DEBT (Details Narrative) - USD ($)	Jul. 14, 2021	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Securities Financing Transaction [Line Items]
Convertible Notes Payable, Current		$ 324,866		$ 378,263
Derivative Liability, Current		$ 236,736		306,467
G S Spa Note [Member]
Securities Financing Transaction [Line Items]
Debt face amount	$ 2,000,000
Maturity Date	Jul. 14, 2022
Debt stated interest rate	6.00%
Debt face amount			$ 2,000,000	$ 2,000,000